SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION.
SHARE-BASED COMPENSATION

20. SHARE-BASED COMPENSATION

Share-based compensation was recognized in operating cost and expenses for the years ended December 31, 2017, 2018 and 2019 as follows:

	For the Year Ended
	December 31,
	2017	2018	2019
	(RMB in thousands)
Processing and servicing cost	5,916	8,111	10,472
Sales and marketing expenses	6,611	18,223	28,611
Research and development expenses	17,089	33,169	42,977
General and administrative expenses	46,120	63,133	95,202
Total share-based compensation expenses	75,736	122,636	177,262

The Group recognizes share-based compensation, net of estimated forfeitures, on a straight-line basis over the vesting term of the awards. All the share-based awards granted by the Group are service conditions only. There was no income tax benefit recognized on the Consolidated Statements of Operations for share-based compensation and the Group did not capitalize any of the share-based compensation as part of the cost of any asset in the years ended December 31, 2017, 2018 and 2019.

In October 2017, the Group adopted its 2017 Share Incentive Plan (“2017 Plan”), which permits the grant of stock options, restricted shares and restricted share units of the Company to employees, directors and other eligible persons of the Company and its affiliates. Under the 2017 Plan, the maximum number of Class A Ordinary Shares that may be delivered will not exceed a total of 22,859,634 shares in the aggregate. Option awards are granted with an exercise price determined by the board of directors. Those option awards generally vest over a period of four years and expire in ten years.

The following table sets forth a summary of the number of shares available for issuance:

Shares Available
(In thousands)
December 31, 2016	6,357
Additions under the 2017 Plan	22,860
Granted	(7,348)
Cancelled/forfeited	1,300
Expired	(2,686)
December 31, 2017	20,483
Granted	(7,576)
Cancelled/forfeited	926
December 31, 2018	13,833
Granted	(10,849)
Cancelled/forfeited	1,903
December 31, 2019	4,887

Stock options

1)    Stock options granted to employees, directors and non-employee directors

The following table sets forth the summary of activities for stock options granted to employees, directors and non-employee directors:

			Weighted Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life	Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2016	29,100	0.0001	8.41	737,880
Granted*	6,848	0.0001
Exercised	—	—
Cancelled/forfeited	(1,300)	0.0001
December 31, 2017	34,648	0.0001	7.44	1,573,424
Granted*	6,263	5.1500
Exercised	(19,911)	0.0001
Cancelled/forfeited	(858)	1.9962
December 31, 2018	20,142	1.5164	7.95	353,559
Granted*	5,091	0.5000
Exercised	(7,798)	0.2548
Cancelled/forfeited	(1,194)	2.3996
December 31, 2019	16,241	1.7386	8.22	589,871
Vested and expected to vest as of December 31, 2019	15,427	1.7373	8.21	560,453
Exercisable as of December 31, 2019	3,827	1.4086	6.92	147,824
*	50,000, nil and nil stock options were granted to non-employee directors in 2017, 2018 and 2019, respectively.

The weighted average grant date fair value of stock options granted to employees, directors and non-employee directors for the years ended December 31, 2017, 2018 and 2019 was RMB38.1 (US$5.7), RMB27.8 (US$4.3) and RMB35.6 (US$5.0) per share, respectively.

The total intrinsic value of stock options exercised for the years ended December 31, 2017, 2018 and 2019 was nil, RMB788.9 million (US$118.3 million) and RMB293.5 million (US$42.8 million), respectively. The intrinsic value is calculated as the difference between the market value on the date of exercise and the exercise price of the stock options.

For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized for stock options granted to employees, directors and non-employee directors were RMB73.8 million, RMB110.8 million and RMB125.1 million, respectively.

In August 2018, the Company modified the exercise price of 6,263,000 stock options granted under 2017 Plan to US$5.15. The incremental compensation expenses of RMB16.9 million (US$2.5 million) was equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification.

As of December 31, 2019, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group's employees, directors and non-employee directors was RMB331.6 million. Total unrecognized compensation cost is expected to be recognized over a weighted-average period of 2.8 years and may be adjusted for future changes in estimated forfeitures.

Prior to completion of the IPO, the exercise price of each granted stock option was US$0.0001, the Company used intrinsic value (approximately the fair value of each of the Company’s ordinary share) on the grant date to estimate the fair value of the stock options granted. After the IPO, the exercise price of each granted stock option is determined by the closing price of the Company’s ordinary share on the grant date, therefore, the estimated fair value of each stock option granted is estimated on the date of grant using the binomial option-pricing model with the following assumptions:

	2017	2018	2019
Expected volatility	N/A	52.1%~54.9%	41.81%~42.09%
Risk-free interest rate (per annum)	N/A	3.65%~3.74%	1.80%~1.81%
Exercise multiples	N/A	2.2~2.8	1.5~2.5
Expected dividend yield	N/A	—	—
Expected term (in years)	N/A	9.8~10.0	10.0
Fair value of the underlying shares on the date of grants (US$)	3.82~7.58	3.70~4.57	5.02~6.02

2)    Stock options granted to non-employees

The following table sets forth the summary of activities for stock options granted to non-employees:

	Options	Weighted Average	Weighted Average	Aggregate
	Outstanding	Exercise Price	Remaining Contractual Life	Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2016	—	—	—	—
Granted	500	0.0001
Exercised	—	—
Cancelled/forfeited	—	—
December 31, 2017	500	0.0001	9.58	22,706
Granted	—	—
Exercised	—	—
Cancelled/forfeited	—	—
December 31, 2018	500	0.0001	8.58	12,439
Granted	—	—
Exercised	(90)	0.0001
Cancelled/forfeited	—	—
December 31, 2019	410	0.0001	7.58	19,864
Vested and expected to vest as of December 31, 2019	410	0.0001	7.58	19,864
Exercisable as of December 31, 2019	160	0.0001	7.58	7,752

For the years ended December 31, 2017, 2018 and 2019, total share-based compensation expenses recognized for stock options granted to non-employees were RMB1.9 million, RMB2.3 million and RMB3.3 million, respectively.

As of December 31, 2019, the unrecognized compensation cost, adjusted for estimated forfeitures, related to non-vested stock options granted to the Group’s non-employees was RMB4.2 million. Total unrecognized compensation cost is expected to be recognized over a weighted average period of 1.6 years and may be adjusted for future changes in estimated forfeitures.

Restricted share units

The following table sets forth the summary of activities for restricted share units granted to employees, directors and non-employee directors:

		Weighted Average Grant Date
	Shares Outstanding	Fair Value
	(In thousands)	US$
December 31, 2017	—	—
Granted*	1,313	7.45
Vested	(8)	7.99
Cancelled/forfeited	(68)	7.02
December 31, 2018	1,237	7.47
Granted*	5,758	5.10
Vested	(292)	7.49
Cancelled/forfeited	(709)	5.78
December 31, 2019	5,994	5.39
*	100,000 and nil restricted share units were granted to non-employee directors in 2018 and 2019, respectively.

The fair value and intrinsic value of restricted share units vested for the years ended December 31, 2018 and 2019 was RMB0.2 million (US$0.03 million) and RMB11.6 million (US$1.7 million), respectively.

For the years ended December 31, 2018 and 2019, total share-based compensation expenses recognized for restricted share units were RMB9.5 million and RMB48.9 million, respectively.

As of December 31, 2019, the unrecognized compensation cost, related to unvested restricted share units under the 2017 Plan was RMB170.2 million. Total unrecognized compensation cost is expected to be recognized over a weighted average period of 3.1 years.